Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 122,767,749
EBP, Asset Held for Investment	$ 273,693,468
Entity Tax Identification Number	31-1179518
EBP, Plan Number	002
EBP, Plan Name	Employees Stock Ownership Plan
Interest-Bearing Deposits
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,794
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	100,363,429
Investment, Identifier [Axis]: Fidelity Government Cash Reserves Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,794
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Interest Rate	3.50%
Investment, Identifier [Axis]: Park National Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 143,327,729
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	941,830
Investment, Identifier [Axis]: Vanguard Balanced Index Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,891,023
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	152,307
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Developed Markets Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,467,749
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	272,434
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Growth Index Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,705,022
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	102,349
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 31,637,764
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	57,306
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Intermediate-Term Bond
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,492,107
EBP, Investment, Number of Shares | shares	520,086
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,032,273
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	19,569
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Short-Term Investment Grade
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,724,108
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	258,946
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,374,702
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	35,400
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,625,674
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	181,738
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,603,606
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	350,753
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,088,431
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	290,398
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,636,990
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	54,973
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,841,767
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	46,010
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,130,489
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	81,506
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Treasury Money Market Fund Inv Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,596,196
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Interest Rate	3.72%
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,516,044
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Number of Shares | shares	33,768
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]